CREDIT RISK AND CONCENTRATION	12 Months Ended
Dec. 31, 2016
CREDIT RISK AND CONCENTRATION
CREDIT RISK AND CONCENTRATION

NOTE 15-CREDIT RISK AND CONCENTRATION

Financial Risks:

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash, cash equivalents, short-term investments and accounts and notes receivable. The Company places its temporary cash and short-term investments with several financial institutions. Approximately $53.8 million and $64.1 million of the Company’s cash and cash equivalents and short-term investments were on deposit in accounts outside the U.S. at December 31, 2016 and 2015, respectively, of which approximately $13.5 million and $19.8 million were held by subsidiaries in China.

The Company’s exposure to market risk for changes in interest rates relates primarily to its investment portfolio. The fair value of its investment portfolio would not be significantly affected by either a 10% increase or decrease in interest rates due mainly to the short term nature of most of its investment portfolio with the exception of the available-for-sale securities. The investment classified as available-for-sales securities is reported at fair value. It will be measured subsequently at fair value on the balance sheets with unrealized gains and losses will be recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Any negative events or deterioration in financial well-being with respect to the counterparties of the long-term investments and the underlying collateral may cause material losses to the Company and have a material effect on the Company’s financial condition and results of operations. In addition, the Company’s interest income can be sensitive to changes in the general level of U.S. and China interest rates since the majority of its funds are invested in instruments with maturities of less than one year. In a declining interest rate environment, as short term investments mature, reinvestment occurs at less favorable market rates. Given the short term nature of certain investments, declining interest rates will not negatively impact the Company’s investment income.

The Company maintains an investment portfolio of various holdings, types and maturities. The Company does not use derivative financial instruments. The Company places its cash investments in instruments that meet high credit quality standards, as specified in its investment policy guidelines. The Company’s policy is to limit the risk of principal loss and to ensure the safety of invested funds by generally attempting to limit market risk.

The Company’s available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss in shareholders’ equity. Any negative events or deterioration in financial well-being with respect to the counterparties of these investments may cause material losses to the Company and have a material effect on the Company’s financial condition and results of operations.

Concentration of Credit Risk and Major Customers:

At December 31, 2016 and 2015, the Company’s accounts receivable balance included amounts due from Softbank and its affiliates, representing approximately 57 % and 69% of the Company’s total accounts receivable, net of allowances for doubtful accounts, respectively.

The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended December 31,
	2016	2015	2014
Softbank and affiliates	50%	47%	44%
Bharat Sanchar Nigam LTD and affiliates	35%	17%	21%

Country Risks:

Approximately 5%, 8% and 12% of the Company’s sales for the year ended December 31, 2016, 2015, and 2014, respectively, were from China. Accordingly, the political, economic and legal environment, as well as the general state of China’s economy may influence the Company’s business, financial condition and results of operations. The Company’s operations in China are subject to special considerations and significant risks not typically associated with companies in the United States. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by, among other things, changes in the political, economic and social conditions in China, and by changes in governmental policies with respect to laws and regulations, changes in China’s telecommunications industry and regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.

In addition, the major customers of the Company are Japan-based customers. Therefore, our results of operations may be adversely affected by the political and business relationship between China and Japan as well as other events affecting Japan in general. From time to time there have been tensions and conflicts between China and Japan. Adverse changes in political and economic policies, geopolitical uncertainties, and international conflicts between China and Japan may lead to a reduction in our sales. Any future conflicts between China and Japan may have an adverse impact on the political and business relationship of the two countries. Furthermore, events affecting Japan in general, such as natural disasters, or a Japanese Yen devaluation may also have a negative impact on our business, financial condition and results of operations.